SIGNIFICANT ACCOUNTING POLICIES - Current Expected Credit Losses (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
SIGNIFICANT ACCOUNTING POLICIES
Expected credit loss expenses	$ 7,849	$ 8,819	$ 13,620	$ 2,815